Discontinued Operations - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2016	Aug. 31, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale			$ 894	$ 0	$ 0
Impairments of long-lived assets and current assets			5,700	14,495	20,788
Venezuela
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price of previously nationalized assets		$ 441,700
Initial payment in cash at closing		176,700
Remitted amount		$ 50,000
Installment payments, including an annual charge			19,700	38,800	$ 56,600
Remaining principal amount due			17,000
Disposed of by sale | Belleli CPE
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale	$ 5,500
Impairments of long-lived assets and current assets				68,800
Archrock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash transferred to Archrock pursuant to the separation and distribution agreement			$ 19,700	$ 38,800